FORM N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a)	The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

TEFQX

Firsthand Technology Opportunities Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$212	1.85%

Total Return Based on $10,000 Investment

	Firsthand Technology Opportunities Fund	NASDAQ Composite Index	S&P 500 Index
12/15	10,000	10,000	10,000
12/16	10,599	10,887	11,196
12/17	16,477	14,113	13,640
12/18	17,187	13,712	13,042
12/19	22,087	18,744	17,149
12/20	43,406	27,164	20,304
12/21	36,162	33,188	26,132
12/22	14,498	22,390	21,399
12/23	16,066	32,385	27,025
12/24	12,562	41,962	33,786
12/25	16,264	50,833	39,827

How did the fund perform last year?

For the year ended December 31, 2025, shares of Firsthand Technology Opportunities Fund returned 29.47%. The Fund compares its performance to the Nasdaq Composite Index, which returned 21.14% during 2025. The broad market S&P 500 Index returned 17.88% for the period.

What factors affected the Fund's performance?

Stock selection within the technology sector was the primary factor impacting fund performance in 2025. The Fund’s underweighting of "Magnificent 7" stocks enabled the Fund to outperform both its primary benchmark and the S&P 500 Index. Top contributors within the portfolio included Palantir, Roku, Rocket Lab, Coherent, and MongoDB. Bottom contributors within the portfolio included Aspen Aerogels, Docusign, PagerDuty, Toast, and Monday.com.

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Firsthand Technology Opportunities Fund	29.47%	-17.83%	4.98%
NASDAQ Composite Index	21.14%	13.35%	17.66%
S&P 500 Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$49,231,389
  # of Portfolio Holdings27
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$670,106

The line graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of December 31, 2025, internet and software represented the Fund's largest industry weightings.

Industry Weightings

% of Net Assets
Internet
36.4
Software
21.5
Defense & Aerospace
8.5
Semiconductors
7.5
Financial
5.6
Commercial Services
5.0
Telecommunications
4.8
Electronics
3.7
Electric
2.9
Computers
2.3
Other Industries
0.5
Net Cash
1.3
0%
10%
20%
30%
40%

Value	Value
Net Cash	1.3
Other Industries	0.5
Computers	2.3
Electric	2.9
Electronics	3.7
Telecommunications	4.8
Commercial Services	5.0
Financial	5.6
Semiconductors	7.5
Defense & Aerospace	8.5
Software	21.5
Internet	36.4

Top 10 Holdings (% of Net Assets)

Roku, Inc.	16.5%
Palantir Technologies, Inc.,	13.0%
Netflix, Inc.	8.6%
Rocket Lab Corp.	8.5%
Arista Networks, Inc.	4.8%
Toast, Inc.,	4.3%
Domo, Inc.,	4.3%
MongoDB, Inc.	4.2%
SoFi Technologies, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	68.5%
Large Cap ($5-$25B)	23.8%
Small Cap (less than $1B)	4.5%
Micro Cap (less than $250M)	1.0%
Mid Cap ($1-$5B)	1.0%
Net Cash	1.2%

Country Weightings

Value	Value
Netherlands	3.7
United States	96.3

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2025.

Changes in or Disagreements with Accountants

During the year ended December 31, 2025, there were no changes in and/or disagreements with Accountants.

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

TEFQX

Firsthand Technology Opportunities Fund

Annual Shareholder Report December 31, 2025

Firsthand Funds are distributed by ALPS Distributors, Inc.

ALTEX

Firsthand Alternative Energy Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$220	1.98%

Total Return Based on $10,000 Investment

	Firsthand Alternative Energy Fund	WilderHill Clean Energy Index	S&P 500 Index
12/15	10,000	10,000	10,000
12/16	9,074	7,801	11,196
12/17	11,555	10,868	13,640
12/18	9,410	9,284	13,042
12/19	13,229	14,791	17,149
12/20	24,324	44,931	20,304
12/21	23,086	31,357	26,132
12/22	18,871	16,897	21,399
12/23	18,435	13,106	27,025
12/24	17,181	8,948	33,786
12/25	20,923	13,690	39,827

How did the fund perform last year?

For the year ended December 31, 2025, shares of Firsthand Alternative Energy Fund returned 21.78%. The Fund compares its performance to the Wilderhill Clean Energy Index, which returned 53.00% during 2025. The broad market S&P 500 Index returned 17.88% for the period.

What factors affected the Fund's performance?

Stock selection within the alternative energy sector was the primary factor impacting fund performance in 2025, and caused the Fund to underperform its primary benchmark, despite outperforming the broad market. Top contributors within the portfolio included Bloom Energy, Oklo, Corning, Quanta Services, and Vestas Wind Systems. Bottom contributors within the portfolio included Aspen Aerogels, NuScale Power, Tesla, Enphase, and ON Semiconductor.

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Firsthand Alternative Energy Fund	21.78%	-2.97%	7.66%
WilderHill Clean Energy Index	53.00%	-21.16%	3.19%
S&P 500 Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$9,336,156
  # of Portfolio Holdings38
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$128,186

The line graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of December 31, 2025, industrials and semiconductors represented the Fund's largest industry weightings.

Industry Weightings

% of Net Assets
Industrials 20.4
Semiconductors 12.7
Energy 11.6
Electric 10.2
Commercial Services 9.5
Electronics 9.2
Telecommunications 6.1
Building Materials 1.6
Consumer, Non-cyclical 1.4
Environmental Control 0.2
Other Industries 0.2
Net Cash 16.9
0%
5%
10%
15%
20%
25%

Value	Value
Net Cash	16.9
Other Industries	0.2
Environmental Control	0.2
Consumer, Non-cyclical	1.4
Building Materials	1.6
Telecommunications	6.1
Electronics	9.2
Commercial Services	9.5
Electric	10.2
Energy	11.6
Semiconductors	12.7
Industrials	20.4

Top 10 Holdings (% of Net Assets)

Bloom Energy Corp.,	11.2%
Quanta Services, Inc.	9.5%
Oklo, Inc.	7.7%
Corning, Inc.	6.1%
ABB, Ltd. - SP	5.6%
ON Semiconductor Corp.	4.6%
Vestas Wind Systems A.S.	4.3%
BWX Technologies, Inc.	3.7%
Axcelis Technologies, Inc.	3.5%
GE Vernova, Inc.	2.8%

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	38.0%
Large Cap ($5-$25B)	31.3%
Mid Cap ($1-$5B)	9.5%
Micro Cap (less than $250M)	4.3%
Small Cap (less than $1B)	0.0%
Net Cash	16.9%

Country Weightings

Value	Value
Spain	0.1
Japan	1.4
Ireland	1.7
Netherlands	2.8
Denmark	4.3
Switzerland	5.9
United States	83.8

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2025.

Changes in or Disagreements with Accountants

During the year ended December 31, 2025, there were no changes in and/or disagreements with Accountants.

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

ALTEX

Firsthand Alternative Energy Fund

Annual Shareholder Report December 31, 2025

Firsthand Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description except that effective August 30, 2023, Kevin Landis replaced Omar Billawala as Treasurer (in the capacity of Chief Financial Officer) of the registrant.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has not determined that any of its members is qualified as an audit committee financial expert. Although each member of the Audit Committee is “independent,” as defined by Item 3 of Form N-CSR, and is financially sophisticated, the registrant has in place a small Board of Trustees with a limited number of members. Even without an audit committee financial expert, the registrant is comfortable that its Audit Committee can function effectively given the investment and financial experience and expertise of its members.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,000 for 2025 and $29,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2025 and $3,500 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,650 for 2025 and $1,650 for 2024. The fees are incurred in connection with the principal accountants performing an annual anti-money laundering audit program for the Registrant.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

The Committee hereby delegates to the Chairman of the Committee the authority to grant pre-approvals of audit and "permissible" non-audit services to be provided by the Auditors to the Funds, subject to the ratification of the full Committee at its next regularly scheduled meeting. Both the Auditors and Fund counsel will be responsible for informing the Committee whether they believe that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

The specific types of non-audit services that the Chairman may pre-approve include, but are not limited to: reviewing the Funds' internal controls over financial reporting; providing tax-related services; reviewing and/or developing an anti-money laundering program; and issuing comfort letters, based on agreed-upon procedures, in connection with any Fund reorganization.

Pre-approval for a non-audit service provided to a Fund is not required if: (i) the aggregate amount of all such non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to the Auditors during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and are approved by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee prior to the completion of the audit (the “De Minimus Exceptions”).

The Committee shall also pre-approve any non-audit services proposed to be provided by the Auditors to (i) a Fund's investment adviser and (ii) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the Auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Fund. The De Minimus Exceptions applies to pre-approvals under this paragraph as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the Auditors by the Fund and any other entity that has its services approved under this paragraph (i.e., the investment adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         100%

(c)         100%

(d)         100%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable..

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Firsthand Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (the “Funds”), each a series of Firsthand Funds (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as auditor of one or more of the funds in the Trust since 1997.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and private companies, when replies were not received we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 20, 2026

2

Firsthand Technology Opportunities Fund

Portfolio of Investments, December 31, 2025

	SHARES	MARKET VALUE
COMMON STOCKS — 98.7%
Building Materials — 0.5%
Aspen Aerogels, Inc.*	90,000	$254,700
Total Building Materials (Cost $2,123,117)		254,700
Commercial Services — 5.0%
Chegg, Inc.*	260,000	241,800
Coursera, Inc.*	10,000	73,600
Toast, Inc., Class A*	60,000	2,130,600
Total Commercial Services (Cost $7,568,811)		2,446,000
Computers — 2.3%
Zscaler, Inc.*	5,000	1,124,600
Total Computers (Cost $1,055,869)		1,124,600
Defense & Aerospace — 8.5%
Rocket Lab Corp.*	60,000	4,185,600
Total Defense & Aerospace (Cost $1,911,179)		4,185,600
Electric — 2.9%
Oklo, Inc.*	20,000	1,435,200
Total Electric (Cost $1,204,896)		1,435,200
Electronics — 3.7%
Coherent Corp.*	10,000	1,845,700
Tempo Automation Holdings, Inc.*(1)(2)	320,000	0
Total Electonics (Cost $623,296)		1,845,700
Financial — 5.6%
Coinbase Global, Inc., Class A*	1,000	226,140
SoFi Technologies, Inc.*	80,000	2,094,400
Upstart Holdings, Inc.*	10,000	437,300
Total Financial (Cost $2,294,435)		2,757,840
Internet — 36.4%
Netflix, Inc.*	45,000	4,219,200
Palo Alto Networks, Inc.*	10,000	1,842,000
Robinhood Markets, Inc., Class A*	15,000	1,696,500
Roku, Inc.*	75,000	8,136,750
Uber Technologies, Inc.*	25,000	2,042,750
Total Internet (Cost $7,239,056)		17,937,200
Semiconductors — 7.5%
ASM International N.V.	3,000	1,810,290
Broadcom, Inc.	5,000	1,730,500
Revasum, Inc.*(1)(2)(3)	28,367,549	0
Wolfspeed, Inc.*	7,266	126,501
Wolfspeed, Inc.*(1)(2)	870,000	0
Total Semiconductors (Cost $25,025,117)		3,667,291
Software — 21.5%
Domo, Inc., Class B*	250,000	2,107,500
MongoDB, Inc.*	5,000	2,098,450
Palantir Technologies, Inc., Class A*	36,000	6,399,000
Total Software (Cost $6,916,460)		10,604,950
Telecommunications — 4.8%
Arista Networks, Inc.*	18,000	2,358,540
Total Telecommunications (Cost $1,894,806)		2,358,540
Total Common Stocks (Cost $57,857,042)		$48.617,621

see accompanying notes to financial statements
3

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, December 31, 2025

	PAR VALUE ($)	MARKET VALUE
INVESTMENT COMPANY — 1.3%
Fidelity Investments Money Market Fund - Treasury Portfolio 3.66%(4)(5)	620,982	$620,982
Total Investment Company (Cost $620,982)		$620,982

Total Investments (Cost $58,478,024) — 100.0%		49,238,603
Liabilities in excess of other assets — (0.0)%		(7,214)
NET ASSETS - 100.0%		$49,231,389

*	Non-income producing security.
(1)	Fair Value Level 3 security (0.0% of net assets).
(2)	Restricted/illiquid security (0.0% of net assets).
(3)	Affiliated issuer.
(4)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
(5)	The rate shown is the 7 day annualized yield at December 31, 2025 see accompanying notes to financial statements
4

Firsthand Alternative Energy Fund

Portfolio of Investments, December 31, 2025

	SHARES	MARKET VALUE
COMMON STOCKS — 83.1%
Building Materials — 1.6%
Aspen Aerogels, Inc.*	35,000	$99,050
Carrier Global Corp.	1,000	52,840
Total Building Materials (Cost $265,056)		151,890
Chemicals — 0.1%
Solstice Advanced Materials, Inc.*	145	7,044
Total Chemicals (Cost $832)		7,044
Commercial Services — 9.5%
Quanta Services, Inc.	2,100	886,326
Total Commercial Services (Cost $54,392)		886,326
Consumer, Non-cyclical — 1.4%
Koninklijke Philips N.V. ADR	4,962	134,371
Total Consumer, Non-cyclical (Cost $146,959)		134,371
Electric — 10.2%
Iberdrola S.A.	493	10,698
Oklo, Inc.*	10,000	717,600
Ormat Technologies, Inc.	2,000	220,940
Total Electric (Cost $318,574)		949,238
Electronics — 9.2%
ABB, Ltd. - SP ADR	7,000	517,790
ChargePoint Holdings, Inc.*	3,000	19,920
Honeywell International, Inc.	580	113,152
Itron, Inc.*	2,000	185,720
Orion Energy Systems, Inc.*	1,400	21,532
Total Electronics (Cost $1,026,273)		858,114
Energy — 11.6%
Enphase Energy, Inc.*	3,000	96,150
First Solar, Inc.*	1,000	261,230
SolarEdge Technologies, Inc.*	3,000	86,550
Sunnova Energy International, Inc.*(1)	15,000	0
SunPower Corp., Class B*(1)	29,931	0
SunPower, Inc.*	150,000	235,500
Vestas Wind Systems A.S.	15,000	401,250
Total Energy (Cost $1,330,897)		1,080,680
Environmental Control — 0.2%
Arq, Inc.*	6,800	22,236
Total Environmental (Cost $34,135)		22,236
Home Furnishings — 0.1%
Sharp Corp.*	1,100	5,413
Total Home Furnishings (Cost $140,193)		5,413
Industrials — 20.4%
Accelleron Industries AG - ADR	350	27,134
Bloom Energy Corp., Class A*	12,000	1,042,680
BWX Technologies, Inc.	2,000	345,680
Eaton Corp. PLC	500	159,255
GE Vernova, Inc.	400	261,428
NuScale Power Corp.*	5,000	70,850
Total Industrials (Cost $1,290,404)		1,907,027
Semiconductors — 12.7%
Axcelis Technologies, Inc.*	4,000	321,360
Monolithic Power Systems, Inc.	200	181,272

see accompanying notes to financial statements
5

Firsthand Alternative Energy Fund - continued

 Portfolio of Investments, December 31, 2025

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.*	8,000	$433,200
STMicroelectronics N.V. ADR	5,000	129,700
ULVAC, Inc.	2,700	122,038
Wolfspeed, Inc.*	84	1,462
Wolfspeed, Inc.*(1)	10,000	0
Total Semicnductors (Cost $2,272,893)		1,189,032
Telecommunications — 6.1%
Corning, Inc.	6,460	565,638
Total Telecommunications (Cost $82,167)		565,638
Total Common Stocks (Cost $6,962,775)		7,757,009
WARRANTS — 0.0%**
Internet — 0.0%**
Swvl Holdings Corp. *	13,333	101
Total Internet (Cost $13,951)		101
Total Warrants (Cost $13,951)		101
INVESTMENT COMPANY — 17.2%
Fidelity Investments Money Market Fund - Treasury Portfolio 3.66%(2)(3)	1,603,293	1,603,293
Total Investment Company (Cost $1,603,293)		1,603,293

Total Investments (Cost $8,580,019) — 100.3%		9,360,403
Liabilities in excess of other assets — (0.3)%		(24,247)
NET ASSETS - 100.0%		$9,336,156

*	Non-income producing security.
**	Less than 0.05%.
(1)	Fair Value Level 3 security (0.0% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
(3)	The rate shown is the 7 day annualized yield at December 31, 2025

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements
6

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Unaffiliated investments at acquisition cost	$45,472,925	$8,580,019
Affiliated investments at acquisition cost	13,005,099	—
Total acquisition cost	$58,478,024	$8,580,019
Unaffiliated investments at market value	49,238,603	9,360,403
Affiliated investments at market value	—	—
Total market value (Note 2)	49,238,603	9,360,403
Receivable from dividends, interest, and reclaims	1,246	6,988
Receivable for capital shares sold	84,360	—
TOTAL ASSETS	49,324,209	9,367,391

LIABILITIES
Payable to affiliates (Note 4)	79,151	16,484
Payable for capital shares redeemed	13,603	14,751
Distributions payable	66	—
TOTAL LIABILITIES	92,820	31,235
NET ASSETS	$49,231,389	$9,336,156

Net Assets consist of:
Paid-in Capital	$75,628,284	$8,560,527
Total distributable earnings (loss)	(26,396,895)	775,629
NET ASSETS	$49,231,389	$9,336,156

Shares Outstanding	10,009,210	919,583
Net asset value, redemption price and offering price per share (Note 2)	$4.92	$10.15

see accompanying notes to financial statements
7

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Unaffiliated dividends	$63,832	$89,077
Foreign tax withholding	(1,500)	(1,915)
TOTAL INVESTMENT INCOME	62,332	87,162

EXPENSES
Investment advisory fees (Note 4)	670,106	128,186
Administration fees (Note 4)	215,392	37,702
Trustees fees	9,000	9,000
GROSS EXPENSES	894,498	174,888
Trustees fees reimbursement	(9,000)	(9,000)
TOTAL NET EXPENSES	885,498	165,888

NET INVESTMENT LOSS	(823,166)	(78,726)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) from security transactions on:
Unaffiliated investments and foreign currency	7,128,969	1,273,989
Affiliated investments	(3,082,144)	—
Net realized gain	4,046,825	1,273,989
Net change in unrealized appreciation on:
Unaffiliated investments and foreign currency	5,546,662	309,849
Affiliated investments	3,082,144	—
Net change in unrealized appreciation	8,628,806	309,849

Net Realized and Unrealized Gain on Investments	12,675,631	1,583,838

Net Increase In Net Assets Resulting From Operations	$11,852,465	$1,505,112

see accompanying notes to financial statements
8

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2025 and December 31, 2024

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	YEAR ENDED 12/31/2025	YEAR ENDED 12/31/2024

FROM OPERATIONS:
Net investment loss	$(823,166)	$(1,092,294)
Net realized gain from security transactions and foreign currency	4,046,825	66,606
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,628,806	(14,312,947)
Net increase (decrease) in net assets from operations	11,852,465	(15,338,635)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,794,128	2,751,597
Dividends reinvested	—	—
Payment for shares redeemed	(15,041,640)	(18,337,342)
Net decrease in net assets from capital share transactions	(4,247,512)	(15,585,745)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,604,953	(30,924,380)

NET ASSETS:
Beginning of year	41,626,436	72,550,816
End of year	$49,231,389	$41,626,436

COMMON STOCK ACTIVITY:
Shares sold	2,251,916	694,364
Shares reinvested	—	—
Shares redeemed	(3,205,116)	(4,653,016)
Net decrease in shares outstanding	(953,200)	(3,958,652)
Shares outstanding, beginning of year	10,962,410	14,921,062
Shares outstanding, end of year	10,009,210	10,962,410

see accompanying notes to financial statements
9

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2025 and December 31, 2024
	FIRSTHAND ALTERNATIVE ENERGY FUND
	YEAR ENDED 12/31/2025	YEAR ENDED 12/31/2024

FROM OPERATIONS:
Net investment loss	$(78,726)	$(141,893)
Net realized gain from security transactions and foreign currency	1,273,989	257,403
Net change in unrealized appreciation (depreciation) on investments and foreign currency	309,849	(862,469)
Net increase (decrease) in net assets from operations	1,505,112	(746,959)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(1,247,087)	(129,747)
Total Distributions	(1,247,087)	(129,747)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,794,245	1,424,222
Dividends reinvested	1,224,140	127,296
Payment for shares redeemed	(7,868,200)	(4,040,284)
Net increase (decrease) in net assets from capital share transactions	150,185	(2,488,766)
TOTAL INCREASE (DECREASE) IN NET ASSETS	408,210	(3,365,472)

NET ASSETS:
Beginning of year	8,927,946	12,293,418
End of year	$9,336,156	$8,927,946

COMMON STOCK ACTIVITY:
Shares sold	633,831	143,730
Shares reinvested	115,703	12,691
Shares redeemed	(767,385)	(405,936)
Net decrease in shares outstanding	(17,851)	(249,515)
Shares outstanding, beginning of year	937,434	1,186,949
Shares outstanding, end of year	919,583	937,434

see accompanying notes to financial statements
10

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	YEAR ENDED 12/31/25	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21
Net asset value at beginning of year	$3.80	$4.86	$4.47	$16.83	$21.60
Income from investment operations:
Net investment loss	(0.08)	(0.10)	(0.08)	(0.14)	(0.41)
Net realized and unrealized gains (losses) on investments	1.20	(0.96)	0.56	(9.77)	(3.20)
Total from investment operations	1.12	(1.06)	0.48	(9.91)	(3.61)
Distributions from:
Realized capital gains	—	—	(0.09)	(2.45)	(1.16)
Net asset value at end of year	$4.92	$3.80	$4.86	$4.47	$16.83

Total return	29.47%	(21.81%)	10.81%	(59.91%)	(16.69%)
Net assets at end of year (millions)	$49.2	$41.6	$72.6	$84.6	$279.0
Ratio of gross expenses to average net assets before waiver	1.87%	1.87%	1.86%	1.86%	1.83%
Ratio of net expenses to average net assets after waiver	1.85%	1.85%	1.85%	1.85%	1.83%
Ratio of net investment loss to average net assets	(1.72%)	(2.20%)	(1.44%)	(1.83%)	(1.83%)

Portfolio turnover rate	38%	14%	8%	10%	16%

see accompanying notes to financial statements
11

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

FIRSTHAND ALTERNATIVE ENERGY FUND
	YEAR ENDED 12/31/25	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21
Net asset value at beginning of year	$9.52	$10.36	$10.97	$13.42	$14.14
Income from investment operations:
Net investment loss	(0.09)	(0.15)	(0.10)	(0.18)	(0.29)
Net realized and unrealized gains (losses) on investments	2.22	(0.55)	(0.15)	(2.27)	(0.43)
Total from investment operations	2.13	(0.70)	(0.25)	(2.45)	(0.72)
Distributions from:
Realized capital gains	(1,50)	(0.14)	(0.36)	—	—
Net asset value at end of year	$10.15	$9.52	$10.36	$10.97	$13.42

Total return	21.78%	(6.80%)	(2.31%)	(18.26%)	(5.09%)
Net assets at end of year (millions)	$9.3	$8.9	$12.3	$12.7	$16.2
Ratio of gross expenses to average net assets before waiver	2.08%	2.07%	2.05%	2.05%	2.03%
Ratio of net expenses to average net assets after waiver	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment loss to average net assets	(0.94%)	(1.38%)	(0.94%)	(1.45%)	(1.75%)

Portfolio turnover rate	26%	4%	22%	26%	23%

see accompanying notes to financial statements
12

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:

1.

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.

If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds' valuation designee (the "Valuation Designee") to make all fair value determinations with respect to the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted policies and procedures to be followed when the Funds must utilize fair value pricing.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

FAIR VALUE MEASUREMENT — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The  hierarchy  gives  the  highest  priority  to  valuations  based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

The guidance establishes three levels of the fair value hierarchy as follows:

LEVEL 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

LEVEL 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of December 31, 2025:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
TEFQX
Common Stocks
Building Materials	$254,700	$—	$—
Commercial Services	2,446,000	—	—
Computers	1,124,600	—	—
Defense & Aerospace	4,185,600	—	—
Electric	1,435,200	—	—
Electronics	1,845,700	—	0
Financial	2,757,840	—	—
Internet	17,937,200	—	—
Semiconductors	3,667,291	—	0
Software	10,604,950	—	—
Telecommunications	2,358,540	—	—
Total Common Stocks	48,617,621	—	0
Investment Company	620,982	—	—
Total	$49,238,603	$—	$0

14

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
ALTEX
Common Stocks
Building Materials	$151,890	$—	$—
Chemicals	7,044	—	—
Commercial Services	886,326	—	—
Consumer, Non-cyclical	134,371	—	—
Electric	949,238	—	—
Electronics	858,114	—	—
Energy	1,080,680	—	0
Environmental Control	22,236	—	—
Home Furnishings	5,413	—	—
Industrials	1,907,027	—	—
Semiconductors	1,189,032	—	0
Telecommunications	565,638	—	—
Total Common Stocks	7,757,009	—	0
Warrants
Internet	101	—	—
Investment Company	1,603,293	—	—
Total	$9,360,403	$—	$0

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

15

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

TEFQX*
INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/24	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 12/31/25
Common Stocks
Electronics	$0	$—	$—	$—	$—	$—	$0
Semiconductors	0	—	—	—	—	—	0
Corporate Note
Semiconductors	0	—	—	(3,082,144)	3,082,144	—	—
Total	$0	$—	$—	$(3,082,144)	$3,082,144	$—	$0

The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of December 31, 2025 was $0

ALTEX*
INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/24	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 12/31/25
Common Stocks
Energy	$0	$—	$—	$—	$(234,948)	$234,948	$0
Semiconductors	0	—	—	—	—	—	0
Total	$0	$—	—	$—	$(234,948)	$234,938	$0

The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of December 31, 2025 was $(234,948)

* TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

As of the year ended December 31, 2025, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e., the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by  the  total  number  of  shares  outstanding  of  the  Fund,  rounded  to  the  nearest  cent.  A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded in the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the- counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds did not invest in options for the year ended December 31, 2025.

16

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

DISTRIBUTIONS TO SHAREHOLDERS — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

SHORT POSITIONS — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short  sales  are  transactions  in  which  the  Fund sells a  security  it  does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the year ended December 31, 2025.

RECLASSIFICATION OF CAPITAL ACCOUNTS — Permanent book and tax differences resulted in reclassifications for the year ended December 31, 2025 as follows:

	INCREASE (DECREASE)
	Paid-in-Capital	Distributable Earnings
Firsthand Technology Opportunities Fund	$(823,166)	$823,166
Firsthand Alternative Energy Fund	(11,123)	11,123

These reclassifications, related to different treatment of current year write off of net operating loss, and has no effect on net asset value per share.

SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the year ended December 31, 2025 and 2024 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITY FUND
	2025	2024
From ordinary income	$—	$—
From long-term capital gains	$—	$—

	FIRSTHAND ALTERNATIVE ENERGY FUND
	2025	2024
From ordinary income	$102,795	$—
From long-term capital gains	1,144,292	$129,747

17

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2025.
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$23,160,264	$3,886,741
Gross unrealized depreciation	(32,983,504)	(3,111,112)
Net unrealized appreciation (depreciation)	(9,823,240)	775,629
Federal income tax cost	$59,061,843	$8,584,774

As of December 31, 2025, the Funds had capital loss carryforwards for federal income tax purposes as follows:
	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	Total
Firsthand Technology Opportunities Fund	$—	$(16,573,655)	$(16,573,655)
Firsthand Alternative Energy Fund	—	—	—

Components of Distributable Earnings (Accumulated Losses) as of December 31, 2025
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$(9,823,240)	$775,629
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—
Qualified Late Year Losses Deferred**	—	—
Other Temporary Differences	—	—
Accumulated Capital Loss Carryforward	(16,573,655)	—
Total Distributable Earnings/(Accumulated Loss)	$(26,396,895)	$775,629

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2024, 2023, and 2022 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

SEGMENT REPORTING — In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Funds have evaluated its business activities and determined that it operates as a single reportable segment. The Funds investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Officer is responsible for assessing the Funds' financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Funds' financial results on an aggregated basis, rather than by separate segments,  As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfer during the reporting period.. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines. Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE YEAR ENDED DECEMBER 31, 2025

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$17,957,493	$1,893,879
Proceeds from sales and maturities of investment securities	$22,789,824	$4,299,388

18

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY. BNY serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc., is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York (“BNY”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY the fees for the administrative services provided by BNY.

Additionally, BNY serves as the investment accounting agent, shareholder servicing agent and custodian and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

19

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

As of December 31, 2025, Firsthand Technology Opportunities Fund invested in the following restricted securities:

SECURITY	ACQUISTITION DATE	SHARES/PAR VALUE	COST	VALUE	% OF NET ASSETS
Revasum, Inc. Common Stock	September 24, 2019	28,367,549	$13,005,099	$0	0.0%
Tempo Automation Holdings, Inc.	August 16, 2023	320,000	91,168	0	0.0%
Total			$13,096,267	$0	0.0%

As of December 31, 2025, the Firsthand Alternative Energy Fund did not invest in any restricted securities.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open- end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

6. INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS

Under the 1940 Act, each Fund is required to identify investments where it owns greater than 5% (but less than 25%) of the portfolio company’s outstanding voting shares as an affiliate of the Fund. Also, under the 1940 Act, the Fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment of the Fund. The Firsthand Alternative Energy Fund did not have investments in affiliates or controlled investments for the period from January 1, 2025 through December 31, 2025. A summary of the Firsthand Technology Opportunities Fund’s investments in affiliates and controlled investments for the period from January 1, 2025 through December 31, 2025, is noted below:

AFFILIATE/CONTROLLED INVESTMENTS	VALUE AT 12/31/24	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 12/31/25	SHARES HELD AT 12/31/25
Revasum, Inc. Common Stock	$—	$—	$—	$—	$—	$—	$—	28,367,549
Revasum, Inc. Corporate Note	—	—	—	—	(1,782,144)	1,782,144	—	—
Revasum, Inc. Corporate Note	—	—	—	—	(250,000)	250,000	—	—
Revasum, Inc. Corporate Note	—	—	—	—	(750,000)	750,000	—	—
Revasum, Inc. Corporate Note	—	—	—	—	(300,000)	300,000	—	—
Total Affiliates	$—	$—	$—	$—	$(3,082,144)	$3,082,144	$—

As of December 31, 2025, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following affiliated company’s board: Revasum, Inc. Serving on the board of directors of the portfolio company may cause a conflict of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

7. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

20

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2025

In addition, certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2023 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2023 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance. The ultimate impact of COVID-19 and Russia-Ukraine conflict on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of December 31, 2025 the below entities held more than 25% of voting securities for each of the Funds listed.

Firsthand Technology Opportunities Fund
   Charles Schwab Co.    26.55%
   National Financial Services LLC   26.38%

Firsthand Alternative Energy Fund
    National Financial Services LLC   58.34%

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds' financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

ADDITIONAL INFORMATION (UNAUDITED)

FEDERAL TAX INFORMATION

For the fiscal year ended December 31, 2025, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (`QDI') to qualify for the lower tax applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

	QDI	DRD
Firsthand Technology Opportunities Fund	0.00%	0.00%
Firsthand Alternative Energy Fund	0.00%	0.00%

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended December 31 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TRUSTEES AND OFFICERS

The Funds’ statement of additional information contains additional information about the Funds’ trustees and officers and is available, without charge, upon request, by calling 1.888.884.2675.

23

FIRSTHAND FUNDS	AUDITOR
P.O. Box 534444	Tait Weller & Baker LLP
Pittsburgh, PA 15253-4444	50 South 16th St., Suite 2900
www.firsthandfunds.com	Philadelphia, PA 19102

INVESTMENT ADVISER	TRANSFER AGENT
Firsthand Capital Management, Inc.	BNY Mellon Investment Servicing (US) Inc.
150 Almaden Blvd., Suite 1250	Attention 534444
San Jose, CA 95113	500 Ross Street, 154-0520
www.firsthandcapital.com	Pittsburgh, PA 15262 1.888.884.2675

DISTRIBUTOR
ALPS Distributors, Inc. 1290
1290 Broadway
Suite 1000
Denver, CO 80203

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

Below is a description of the specific materials provided, factors considered, and conclusions reached by the Board, including a majority of the Independent Trustees, relating to re-approval of the Investment Advisory Agreement with respect to both Funds of the Trust.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board described the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third-parties. The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

Regarding TOF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors, noting that the Fund generally outperformed both the benchmark indices and the peer funds over the preceding 12-month period after performing poorly in prior years.  The Board observed that the Fund was among the top performers in its Morningstar category for the 3-month, year-to-date, and 12-month periods ended June 30, 2025.

The Board took note of TOF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that TOF holds many small, young companies subject to wide price fluctuations. The Board also noted that the portfolio manager had made a considerable effort to rebalance the portfolio in the past 12 months, while maintaining a commitment to the Fund’s investment strategy and style, and was pleased with the turnaround in performance.

Regarding AEF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board referenced the presentation regarding performance earlier in the meeting and, consistent with the Board’s emphasis on long-term performance, noted that AEF had exhibited positive performance over the three-year, five-year and ten-year periods ended June 30, 2025. The Board also noted the periods for which the Fund had experienced weaker performance. The Board recognizes AEF has outperformed its primary benchmark (the WilderHill Clean Energy Index) but underperformed broad market indices over time. Further, the Board noted that AEF has an extremely specialized strategy, investing in alternative energy stocks. While Morningstar does not have an “Alternative Energy” category for funds, Broadridge does, which currently includes four funds, including AEF (see 15c expense comparison data for these categorizations). As noted in the table below, AEF’s performance is competitive with other funds with similar strategies and superior to the WilderHill Clean Energy Index. Lastly, the Board recognized that the long-term performance of Firsthand Alternative Energy Fund has been positive and as recently as 2020 and 2022 was among the highest ranked funds in its peer group according to Morningstar.

Fund	3mo. Total Return	1-Yr. Total Return	3-Yr. AAR	5-Yr. AAR
Firsthand Alternative Energy	21.37%	-5.33%	0.03%	4.90%
Guinness Atkinson Alternative Energy	17.99%	2.61%	-2.63%	9.88%
Goldman Sachs Clean Energy Income	14.76%	10.42%	-4.91%	2.89%
Pear Tree Essex Environmental Opportunities	16.69%	6.52%	3.78%	9.51%-
WilderHill Clean Energy Index	26.58%	-0.44%	-23.74%	-12.87%

The Board took note of AEF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that AEF holds many small, young companies subject to wide price fluctuations.

The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its unique investment strategy and style.  The Board will continue to monitor each Fund’s performance closely.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each fund’s peer universe, but that the total expense ratio of each Fund was not materially above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

The Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the Investment Advisory Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to its other client, SVVC. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Board Consideration

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Investment Advisory Agreement for each of the Funds was in the best interest of the Funds and their shareholders. Upon a motion duly made and seconded, the following preamble and resolution were unanimously adopted by the Trustees, including the Independent Trustees, voting separately:

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders

There have been no material changes to these procedures.

Item 16.	Controls and Procedures.

1.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

2.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	February 26, 2026

* Print the name and title of each signing officer under his or her signature.